

------------------------------------------------------- -----------------------------------------------------
                John Hancock Bond Fund                           John Hancock Large Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
              John Hancock Balanced Fund                         John Hancock Large Cap Value Fund
------------------------------------------------------ ------------------------------------------------------
           John Hancock Biotechnology Fund                      John Hancock Massachusetts Tax-Free
                                                                            Income Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Equity Fund                         John Hancock Mid Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Growth Fund                        John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
             John Hancock Core Value Fund                     John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
     John Hancock California Tax Free Income Fund                  John Hancock Real Estate Fund
------------------------------------------------------- -----------------------------------------------------
        John Hancock Financial Industries Fund                    John Hancock Regional Bank Fund
------------------------------------------------------- -----------------------------------------------------
       John Hancock Focused Relative Value Fund                  John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
           John Hancock Growth Trends Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
         John Hancock Government Income Fund                   John Hancock Sovereign Investors Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock Health Sciences Fund                      John Hancock Strategic Income Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock High Yield Bond Fund                         John Hancock Technology Fund
------------------------------------------------------- -----------------------------------------------------
        John Hancock High Yield Tax-Free Fund                     John Hancock Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
      John Hancock Intermediate Government Fund
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------

              Supplement to the Statement of Additional Information


SALES COMPENSATION

From July 30, 2001 through September 28, 2001 participating Selling Brokers who have agreed to share this addition with their registered representatives will receive the full applicable sales charge on sales of Class A shares, a 50 basis point additional payment on sales of Class B shares, and a 25 basis points additional payment on sales of Class C shares.




July 30, 2001, revised